Systems, Equipment and Other Assets Related to Contracts, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 1,199,674	$ 1,127,518
Systems, equipment and other assets relating to contracts ("Contract Assets")
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,116,921	2,954,789
Accumulated depreciation	(1,917,247)	(1,827,271)
Systems, equipment and other assets related to contracts, net	1,199,674	1,127,518
Borrowing costs capitalized	$ 1,500	$ 1,100
Rate used to determine amount of borrowing costs eligible for capitalization	5.60%	5.10%
Systems, equipment and other assets relating to contracts ("Contract Assets") | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 574	$ 590
Systems, equipment and other assets relating to contracts ("Contract Assets") | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	121,572	110,049
Systems, equipment and other assets relating to contracts ("Contract Assets") | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,652,742	2,574,369
Systems, equipment and other assets relating to contracts ("Contract Assets") | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	172,666	177,425
Systems, equipment and other assets relating to contracts ("Contract Assets") | Contracts in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	$ 169,367	$ 92,356